Consolidated Statement of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net (loss) income	$ 15,029,188	$ 17,976,842	$ 4,996,038
Unrealized Gain (Loss) on Securities	62,852,308	(27,062,400)	7,065,487
Marketable Securities, Realized Gain (Loss)	(1,658,166)	0	0
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	10,632,590	(4,852,177)
Comprehensive income (loss) allocated to [Abstract]
Net Income (Loss) Allocated to General Partners	1,056,316	1,416,296	691,312
Net Income (Loss) Allocated to Limited Partners	14,613,105	17,414,885	5,278,378
Unallocated loss of Consolidated VIEs	(635,560)	(1,116,262)	(1,522,846)
Net Income (Loss) Attributable to Noncontrolling Interest	4,673	(261,923)	(549,194)
Accumulated Other Comprehensive Income (Loss) [Member]
Net (loss) income	0	0	0
Unrealized Gain (Loss) on Securities	62,852,308	(27,062,400)	7,065,487
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	10,632,590	(4,852,177)
Comprehensive income (loss) allocated to [Abstract]
Net Income (Loss) Allocated to General Partners	1,774,583	1,097,150	761,967
Net Income (Loss) Allocated to Limited Partners	85,721,570	(14,180,546)	12,273,210
Unallocated loss of Consolidated VIEs	(635,560)	(1,116,262)	(1,522,846)
Net Income (Loss) Attributable to Noncontrolling Interest	(4,673)	261,923	549,194
Comprehensive income (loss) - America First Tax Exempt Investors, L.P.	86,855,920	(13,937,735)	12,061,525
Commitments [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	10,600,000	(4,900,000)
Commitments [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	$ 10,632,590	$ (4,852,177)	$ 0